Preferred Stock [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Schedule Of Preferred Stock Authorized And Outstanding [Table Text Block]

	March 31, 2013			September 30, 2013
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	—	¥—	—	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥390,001			¥390,001